CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 466,531	$ (774,106)	$ (4,953,932)	$ (2,283,276)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discounts	679,608	153,508	526,854	19,250
Stock-based compensation	152,707	181,900	316,902	1,984,427
Derivative expense	549,741	198,225	1,773,794	204,947
Change in fair value of derivative liabilties	(2,659,618)	(30,565)	1,363,996	(118,573)
Non-cash interest expense	435,263		128,745
Non-cash other expense from loan guarantee			100,000
Changes in assets and liabilities:
Prepaid expenses and other current assets	48,916	(15,142)	(159,105)	(20,000)
Film production costs	(255,614)	(78,383)	(2,829,647)
Accounts payable and accrued liabilities	(20,494)	3,403	219,674	18,794
Accounts payable and accrued liabilities - related parties				(12,273)
Accrued interest	69,211	14,761	59,416	1,744
Accrued interest - related party				(13,870)
NET CASH USED IN OPERATING ACTIVITIES	(533,749)	(346,399)	(3,453,303)	(218,830)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on loan payable	(25,000)
Advances from related party				2,701
Payments on convertible notes	(78,000)		(68,000)	(80,350)
Restricted cash received for subscription payable		250,000
Proceeds from note payable	200,000
Proceeds from loans payable, net of issuance cost			1,228,265
Proceeds received in connection with a profit share arrangement			300,000
Proceeds from convertible notes payable, net of issuance cost	441,100	321,500	1,258,500	135,000
Proceeds from sale of membership interest in subsidiary			800,000
Proceeds from sale of common stock, net of issuance costs				205,700
NET CASH PROVIDED BY FINANCING ACTIVITIES	538,100	571,500	3,518,765	263,051
NET CHANGE IN CASH AND CASH EQUIVALENTS	4,351	225,101	65,462	44,221
CASH AND CASH EQUIVALENTS - beginning of year	109,785	44,323	44,323	102
CASH AND CASH EQUIVALENTS - end of period	114,136	269,424	109,785	44,323
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for: Interest	42,903		32,881	14,672
Cash paid for: Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock in connection with asset exchange agreement				5,201
Issuance of common stock for accrued salaries				7,500
Issuance of common stock for prepaid services				4,380
Discount on derivative liabilities	441,100	314,879	1,251,879	135,000
Reclassification of derivative liabilities to equity upon conversion	327,946	120,398	386,515
Issuance of common stock in connection with conversion of note payable	166,553	30,000	117,326
Capitalized interest related to production included in film cost	46,918		102,202
Reclassification from prepaid expense to a note payable as payment	25,000
Reduction of accounts payable and notes payable and film cost due to the release agreement	$ 347,880
Expenses directly paid on behalf of the Company			$ 64,465